SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Share-based compensation expenses	$ 5,798	$ 32	$ 5,862	$ 96	$ 130	$ 125
Depreciation	22	10	37	39	45	57
Total	4,819	196	5,727	502	973	634
General and Administrative Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
Payroll and related expenses	575	71	856	190	356	219
Share-based compensation expenses	3,413	13	3,438	39	52	65
Professional services	605	51	1,053	79	386	197
Depreciation	22	10	37	39	45	57
Rent and maintenance	18	25	90	67	86	71
Patent registration	0	2	25	18	22	32
Travel expenses	56	15	72	31	31	0
Other	130	9	156	39	47	58
Total	$ 4,819	$ 196	$ 5,727	$ 502	$ 973	$ 634